Transactions with related parties (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 72.6		$ 76.3		$ 79.1
Novartis Pension Fund [member]
Disclosure of transactions between related parties [line items]
Borrowings credit facility uncommitted			500.0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 63.9		$ 67.5		$ 70.3
Dr. Alex Krauer [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | SFr		SFr 60,000		SFr 60,000		SFr 60,000
Dr. Daniel Vasella [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | SFr		SFr 0		SFr 18,228		SFr 26,279